UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:



       /s/PETER W. MAY               New York, New York           11/12/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              24
                                               -------------

Form 13F Information Table Value Total:         $  47,938
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM        950587105     9,078    1,919,315     SH           Defined         1,2,3        1,919,315

Heinz HJ Co.                COM        423074103     5,620      141,374     SH           Defined         1,2,3          141,374

Chemtura Corp.              COM        163893100       286      307,098     SH           Defined         1,2,3          307,098

Tiffany & Co. NEW           COM        886547108     7,883      204,603     SH           Defined         1,2,3          204,603

Kraft Foods Inc.            CL A       50075N104     2,687      102,286     SH           Defined         1,2,3          102,286

Trian Acquisition I Corp.   COM        89582E108     1,056      108,098     SH           Defined         1,2,3          108,098

Trian Acquisition I Corp.   W Exp      89582E116       534       54,884     SH           Defined         1,2,3           54,884
                            01/23/201

Trian Acquisition I Corp.   Unit       89582E207       151       15,025     SH           Defined         1,2,3           15,025
                            99/99/9999

Philip Morris Intl Inc.     COM        718172109     1,190       24,412     SH           Defined         1,2,3           24,412

Lorillard Inc.              COM        544147101        33          448     SH           Defined         1,2,3              448

Dr Pepper Snapple
   Group Inc.               COM        26138E109     2,540       88,351     SH           Defined         1,2,3           88,351

Career Education Corp.      COM        141665109     1,982       81,534     SH           Defined         1,2,3           81,534

General Mls Inc.            COM        370334104       845       13,120     SH           Defined         1,2,3           13,120

SP Acquisition Holdings Inc COM        78470A104         5          496     SH           Defined         1,2,3              496

Legg Mason Inc.             COM        524901105     4,184      134,846     SH           Defined         1,2,3          134,846

Sapphire Industrials Corp   COM        80306T109         7          731     SH           Defined         1,2,3              731

Global Consumer Acqst Corp  COM        378983100         4          403     SH           Defined         1,2,3              403

SPDR TR                 UNIT SER 1     78462F103     8,606       81,500     SH    Put    Defined         1,2,3           81,500

SPDR TR                 UNIT SER 1     78462F103       169        1,600     SH    Call   Defined         1,2,3            1,600

Willis Group Holdings Ltd.   SHS       G96655108       803       28,453     SH           Defined         1,2,3           28,453

Willis Group Holdings Ltd.   SHS       G96655108        51        1,800     SH    Call   Defined         1,2,3            1,800

Activision Blizzard Inc.     COM       00507V109        53        4,300     SH    Call   Defined         1,2,3            4,300

Viacom Inc. NEW              CL A      92553P102        50        1,800     SH    Call   Defined         1,2,3            1,800

Time Warner Inc.             COM NEW   887317303       121        4,200     SH    Call   Defined         1,2,3            4,200
